SCHEDULE OF COMPUTATION OF BASIC AND DILUTED INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss available for common shareholders	$ (20,429)	$ 12,821	$ (231,694)	$ (106,217)	$ (179,579)	$ (84,173)
Basic loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Diluted loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding - basic	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,881,355,242
Weighted average common shares outstanding - diluted	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,884,930,584	1,881,355,242